UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-08188

                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--88.9%
Argentina--5.5%
Republic of Argentina
   4.889%, 8/03/12 FRN (a)                        US$      14,255   $ 13,218,708
   8.28%, 12/31/33 (a) (b)                                  5,922      5,552,062
   Series V
   7.00%, 3/28/11 (a)                                       1,020        970,218
                                                                    ------------
                                                                      19,740,988
                                                                    ------------
Brazil--15.2%
Federal Republic of Brazil
   7.125%, 1/20/37 (a) (b)                                  8,362      8,257,475
   8.00%, 1/15/18 (a)                                       3,173      3,434,773
   8.25%, 1/20/34 (a)                                       9,985     11,093,335
   8.875%, 10/14/19-4/15/24 (a)                             2,765      3,199,643
   11.00%, 8/17/40(b)                                      13,832     17,739,539
   12.50%, 1/05/16 (a)                            BRL      24,778     11,418,039
                                                                    ------------
                                                                      55,142,804
                                                                    ------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (a) (c)                         US$       1,124      1,292,600
                                                                    ------------
Colombia--2.4%
Republic of Colombia
   10.75%, 1/15/13 (a)                                      1,000      1,194,000
   11.75%, 2/25/20 (a)                                      4,791      6,551,693
   11.75%, 3/01/10                                COP   2,099,000        929,687
                                                                    ------------
                                                                       8,675,380
                                                                    ------------
Costa Rica--0.8%
Republic of Costa Rica
   Zero Coupon, 1/12/07 STP (a)                   US$       1,500      1,391,700
   8.05%, 1/31/13 (a) (c)                                     736        782,000
   8.11%, 2/01/12 (a) (c)                                     673        715,063
                                                                    ------------
                                                                       2,888,763
                                                                    ------------
Dominican Republic--0.8%
Dominican Republic
   Zero coupon, 10/30/06-3/09/07 STP (a)                    2,155      2,003,225
   9.50%, 9/27/11 (a) (c)                                     717        776,609
                                                                    ------------
                                                                       2,779,834
                                                                    ------------

Ecuador--2.3%
Republic of Ecuador
   9.00%, 8/15/30 (a) (c) (d)                               6,769      6,853,613
   9.375%, 12/15/15 (a) (c)                                 1,478      1,544,510
                                                                    ------------
                                                                       8,398,123
                                                                    ------------
El Salvador--1.0%
Republic of El Salvador
   7.625%, 9/21/34 (a) (c)                                    872        924,320

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
   7.65%, 6/15/35 (a) (c)                         US$       1,716   $  1,733,160
   8.50%, 7/25/11 (a) (c)                                   1,000      1,090,500
                                                                    ------------
                                                                       3,747,980
                                                                    ------------
Indonesia--1.6%
Republic of Indonesia
   6.75%, 3/10/14 (a) (c)                                     645        641,775
   6.875%, 3/09/17 (a) (c)                                  1,587      1,579,065
   8.50%, 10/12/35 (a)(c)                                     845        955,357
   11.00%, 10/15/14 CLN (a)                                 1,003        941,717
   12.90%, 3/15/16 CLN (a)                                  1,930      1,768,266
                                                                    ------------
                                                                       5,886,180
                                                                    ------------
Jamaica--0.3%
Government of Jamaica
   10.625%, 6/20/17(a)                                        835        931,025
                                                                    ------------
Lebanon--1.2%
Lebanese Republic
   7.875%, 5/20/11 (a) (c)                                    875        818,125
   10.125%, 8/06/08 (a) (c)                                 3,048      3,048,000
   11.625%, 5/11/16 (a) (c)                                   394        441,280
                                                                    ------------
                                                                       4,307,405
                                                                    ------------
Mexico--17.7%
Mexican Bonos
   Series M7
   8.00%, 12/24/08                                MXN      36,000      3,304,110
   Series MI10
   9.00%, 12/20/12                                        107,142     10,160,693
United Mexican States
   5.625%, 1/15/17 (a)                            US$       1,500      1,440,000
   7.50%, 1/14/12 (a)                                       1,950      2,103,075
   8.125%, 12/30/19 (a)                                    12,550     14,633,299
   11.375%, 9/15/16 (a)                                     2,901      4,061,400
   Series A
   6.375%, 1/16/13 (a)                                      7,582      7,794,296
   6.75%, 9/27/34                                           1,450      1,476,825
   8.00%, 9/24/22 (a)                                       9,362     10,827,153
   9.875%, 2/01/10 (a)                                      7,600      8,588,000
                                                                    ------------
                                                                      64,388,851
                                                                    ------------
Morocco--0.2%
Kingdom of Morocco Loan Participation FRN
   Series A
   5.69%, 1/01/09                                             803        617,747
                                                                    ------------

Nigeria--1.9%
Cental Bank of Nigeria
   6.25%, 11/15/20 (a) (d)                                  6,750      6,775,650
                                                                    ------------
Panama--2.7%
Republic of Panama
   6.70%, 1/26/36                                           1,317      1,247,858
   7.125%, 1/29/26 (a)                                      3,560      3,563,560
   7.25%, 3/15/15 (a)                                         220        227,370
   8.875%, 9/30/27 (a)                                      1,600      1,892,000
   9.375%, 7/23/12-4/01/29 (a)                              1,311      1,573,750

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
   9.625%, 2/08/11 (a)                            US$       1,017   $  1,144,125
                                                                    ------------
                                                                       9,648,663
                                                                    ------------
Peru--2.9%
Peru Bono Soberano
   8.60%, 8/12/17 (a)                             PEN      12,097      4,042,058
Republic of Peru
   7.35%, 7/21/25 (a) (b)                         US$       1,739      1,773,780
   8.375%, 5/03/16 (a)                                      1,490      1,639,000
   8.75%, 11/21/33 (a)                                      2,738      3,162,390
   9.875%, 2/06/15 (a)                                         39         46,703
                                                                    ------------
                                                                      10,663,931
                                                                    ------------
Philippines--5.5%
Republic of Philippines
   7.75%, 1/14/31 (a)(b)                                    1,724      1,728,310
   8.00%, 1/15/16                                             282        300,499
   8.25%, 1/15/14 (a)                                       2,758      2,951,060
   8.875%, 3/17/15 (b)                                      6,448      7,150,832
   9.50%, 2/02/30 (b)                                         788        931,810
   9.875%, 1/15/19 (a)                                      1,850      2,196,875
   10.625%, 3/16/25 (a) (b)                                 3,749      4,804,344
                                                                    ------------
                                                                      20,063,730
                                                                    ------------
Poland--0.5%
Poland Government Bond
   6.00%, 11/24/10 (a)                            PLZ       5,800      1,919,679
                                                                    ------------
Russia--9.8%
Russian Federation
   5.00%, 3/31/30 (a) (c) (d)                     US$      15,265     16,623,584
   11.00%, 7/24/18 (a) (c)                                  1,615      2,265,845
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                                      15,360     14,592,000
   Series VII
   3.00%, 5/14/11 (a)                                       2,220      1,948,050
                                                                    ------------
                                                                      35,429,479
                                                                    ------------
Turkey--6.8%
Republic of Turkey
   Zero Coupon, 3/08/07-6/28/07 STP (a)                     5,931      4,829,305
   6.875%, 3/17/36 (a)                                      5,586      5,013,435
   7.00%, 6/05/20                                           5,700      5,414,999
   7.375%, 2/05/25 (a)                                      1,330      1,303,400
   9.50%, 1/15/14                                             641        718,721
   11.00%, 1/14/13 (a)                                      1,130      1,330,575
   11.50%, 1/23/12 (a)                                      2,657      3,145,888
   11.75%, 6/15/10 (a)                                      2,448      2,812,752
                                                                    ------------
                                                                      24,569,075
                                                                    ------------
Ukraine--1.2%
Government of Ukraine
   6.875%, 3/04/11 (a) (c)                                    735        731,325
   7.65%, 6/11/13 (a) (c)                                   2,077      2,139,310
   11.00%, 3/15/07 (a) (c)                                  1,305      1,323,233
                                                                    ------------
                                                                       4,193,868
                                                                    ------------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Uruguay--1.6%
Republic of Uruguay
   7.50%, 3/15/15 (a)                             US$         336   $    341,544
  7.875%, 1/15/33 (a) (e)                                   1,364      1,326,256
   8.00%, 11/18/22 (a)                                      1,425      1,428,563
   9.25%, 5/17/17 (a)                                       2,523      2,816,929
                                                                    ------------
                                                                       5,913,292
                                                                    ------------
Venezuela--6.6%
Republic of Venezuela
   5.75%, 2/26/16                                           1,796      1,642,883
   6.09%, 4/20/11 FRN (a) (c)                               1,780      1,784,450
   7.00%, 12/01/18 (a) (c)                                  1,433      1,427,985
   8.50%, 10/08/14 (a)                                      1,585      1,735,575
   9.25%, 9/15/27(b)                                        5,737      7,085,194
   9.375%, 1/13/34 (a)                                        350        432,250
   10.75%, 9/19/13 (a)                                      5,061      6,138,993
   13.625%, 8/15/18 (a)                                     2,419      3,580,120
                                                                    ------------
                                                                      23,827,450
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $311,046,634)                                               321,802,497
                                                                    ------------
CORPORATE DEBT OBLIGATIONS--14.2%
Brazil--1.3%
Banco BMG, SA
   9.15%, 1/15/16 (a) (c)                         US$       1,300      1,283,750
PF Export Receivables Master Trust
   6.436%, 6/01/15 (a )(c)                                  2,033      2,033,462
Unibanco Grand Cayman
   8.70%, 2/11/10 (a) (c)                         BRL       3,100      1,316,307
                                                                    ------------
                                                                       4,633,519
                                                                    ------------
El Salvador--0.3%
MMG Fiduciary (AES El Salvador Trust)
   6.75%, 2/01/16 (a) (c)                                   1,200      1,128,877
                                                                    ------------
Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15 (a) (c)                        US$       1,768      1,520,652
                                                                    ------------
Indonesia--0.5%
Freeport-McMoRan Copper & Gold
   10.125%, 2/01/10 (a)                                     1,550      1,650,750
                                                                    ------------
Jamaica--0.4%
Digicel Ltd.
   9.25%, 9/01/12 (a) (c)
                                                  US$       1,344      1,401,120
                                                                    ------------
Kazakhstan--0.8%
Kazkommerts International BV
   8.50%, 4/16/13 (a) (c)                                   1,150      1,196,000
TengizChevroil Finance Co.
   6.124%, 11/15/14 (a) (c)                                   787        772,244

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
TurAnalem Finance BV
   10.00%, 5/29/07 (a) (c)                        US$       1,000   $  1,025,500
                                                                    ------------
                                                                       2,993,744
                                                                    ------------
Korea--0.5%
HSBC Bank USA NA
   5.00%, 3/10/11 (a) (c)                                   1,916      1,868,675
                                                                    ------------
Mexico--0.3%
America Movil, SA de C.V.
   6.375%, 3/01/35 (a)                                        343        315,560
Monterrey Power, SA de C.V.
   9.625%, 11/15/09 (a) (c)                                   587        639,293
                                                                    ------------
                                                                         954,853
                                                                    ------------
People's Republic of China--0.4%
Chaoda Modern Agricultural Holdings Ltd.
   7.75%, 2/08/10  (a) (c)                                  1,416      1,345,200
                                                                    ------------
Peru--0.3%
Southern Copper Corp.
   6.375%, 7/27/15 (a)                                      1,021        990,237
                                                                    ------------
Romania--0.3%
MobiFon Holdings BV
   12.50%, 7/31/10 (a)                                      1,100      1,233,375
                                                                    ------------
Russia--8.4%
Aries Vermogensverwaltng
   Series C
   9.60%, 10/25/14(a) (c)                                   9,000     11,336,399
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a) (c)                                     810        862,974
Evraz Group, SA
   8.25%, 11/10/15 (a) (c)                                  1,474      1,479,528
Gallery Capital, SA
   10.125%, 5/15/13 (a)(c)                                    650        604,175
Gazprom OAO
   9.625%, 3/01/13 (a) (c)                                  8,760     10,194,888
Gazstream, SA
   5.625%, 7/22/13 (a) (c)                                    678        669,834
Mobile Telesystems Finance
   9.75%, 1/30/08 (a) (c)                                   1,500      1,552,925
Red Arrow International Leasing
  8.375%, 3/31/12 (a)                             RUB      37,802      1,429,555
Russian Standard Finance
   7.50%, 10/07/10 (a) (c)                                  1,273      1,215,715
TNK-BP Finance, SA
   7.50%, 7/18/16 CLN (c)                                     790        798,835
Tyumen Oil
   11.00%, 11/06/07 (a) (c)                                   280        293,860
                                                                    ------------
                                                                      30,438,688
                                                                    ------------
South Korea--0.1%
C&M Finance Ltd.
   8.10%, 2/01/16 (a) (c)                                     530        502,175
                                                                    ------------

                                                        Shares or
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Ukraine--0.2%
Kyivstar
   10.375%, 8/17/09 (a) (c)                       US$         600   $    645,750
                                                                    ------------
Total Corporate Debt Obligations
   (cost $46,253,361)                                                 51,307,615
                                                                    ------------
WARRANTS(f)--0.1%
Central Bank of Nigeria
   Warrants, expiring 11/15/20 (a)                          2,500        375,000
Republic of Venezuela
   Warrants, expiring 4/15/20                              48,195              0
                                                                    ------------
Total Warrants
   (cost $0)                                                             375,000
                                                                    ------------
SHORT-TERM INVESTMENT--7.2%
Time Deposit--7.2%
Societe Generale
   5.29%, 8/01/06
   (cost $25,900,000)                             US$      25,900     25,900,000
                                                                    ------------
Total Investments--110.4%
   (cost $383,199,995)                                               399,385,112
Other assets less liabilities--(10.4%)                              (37,481,910)
                                                                    ------------
Net Assets--100%                                                    $361,903,202
                                                                    ------------
FORWARD EXCHANGE CURRENCY CONTRACTS

                                    U.S. $
                       Contract    Value on       U.S. $       Unrealized
                        Amount    Origination     Current     Appreciation/
                        (000)        Date          Value     (Depreciation)
---------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
   settling 8/09/06       6,220    $1,992,814   $2,015,779     $  22,965
Sale Contracts:
Peruvian Nuevo Sol
   settling 8/21/06       2,970       907,424      916,030        (8,606)
   settling 8/21/06       1,970       601,894      607,603        (5,709)
   settling 8/14/06       3,602     1,111,268    1,111,040           228
Mexican Peso
   settling 8/17/06      34,986     3,040,365    3,189,023      (148,658)
   settling 9/25/06      45,520     4,169,906    4,142,040        27,866
   settling 8/17/06      45,520     4,177,560    4,149,207        28,353
   settling 8/17/06      23,749     2,178,209    2,164,726        13,483
Polish Zloty
   settling 8/09/06       6,220     2,015,971    2,015,779           192
South Korean Won
   settling 8/21/06   1,288,597     1,372,600    1,349,925        22,675

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination    Appreciation/
Referenced Obligation              (000)      Rate         Date      (Depreciation)
-----------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                    1,450      3.02%      1/20/10      $(93,814)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                      900       0.50       11/26/13          685
JP Morgan Chase & Co.
Republic of Hungary
4.75%, 2/03/15                     4,220      0.30       10/20/15       89,598

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    7,110      3.09       8/20/10       598,089
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    6,930      1.98       4/20/07       125,400
Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                    2,900      1.13       1/20/07        13,230
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                   1,410      4.95       3/20/09       141,157
Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                    1,900      6.90       6/20/07       125,647
Credit Suisse First Boston
Republic of Venezuela
9.25%, 9/15/27                     3,280      3.17       10/20/15      254,484
Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                    6,930      1.90       4/20/07       119,875
JPMorgan Chase & Co.
Gazprom OAO
10.50%, 10/21/09                   4,560      1.04       10/20/10       31,534
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                   2,000     17.75       2/13/08       682,884
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                    1,620      3.80       8/20/06        30,855

REVERSE REPURCHASE AGREEMENTS

Broker   Interest Rate   Maturity    Amount
-----------------------------------------------
UBS AG       4.00%        8/04/06   $ 1,691,715
UBS AG       4.00         8/11/06     1,595,152
UBS AG       4.50         8/22/06       895,833
UBS AG       4.50        12/29/06     4,413,182
UBS AG       4.55         8/04/06     6,856,049
UBS AG       4.85         8/01/06    17,077,798
UBS AG       5.10        12/29/06     6,446,222
UBS AG       5.10        12/29/06     6,419,991
UBS AG       5.15        12/29/06     2,677,759
                                    -----------
                                    $48,073,071
                                    -----------

(a) Positions, or portion thereof, with an aggregate market value of $294,932,168 have been segregated to collateralize open forward exchange currency contacts.

(b) Positions, or portion thereof, with an aggregate market value of $50,586,165, have been segregated to collateralize reverse repurchase agreements.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate market value of these securities amounted to $95,179,847 or 26.3% of net assets.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2006.

(e)  Pay-In-Kind Payments (PIK).

(f)  Non-income producing security.

     Glossary of Terms:
     FRN-Floating Rate Note
     CLN-Credit Linked Note
     STP-Structured Product

     Currency Abbreviations:
     BRL-Brazilian Real
     COP-Colombian Peso
     MXN-Mexican Peso
     PEN-Peruvian Nuevo Sol
     PLZ-Polish Zloty
     RUB-Russian Ruble
     US$-United States Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   -------------------------------------------------------------
     3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006